7. Share-based payments (Details 4) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Replacement Warrants [Member] | Minimum [Member]
Volatility	133.00%
Risk-free interest rate	1.10%
Expected life (years)	3 years
Replacement Warrants [Member] | Maximum [Member]
Volatility	182.00%
Risk-free interest rate	1.30%
Expected life (years)	4 years 3 months 18 days
Additional Warrants [Member]
Volatility	204.00%
Risk-free interest rate	140.00%
Expected life (years)	5 years
Non employee Common Stock Warrants Service And Performance Conditions [Member]
Expected life (years)		3 years
Dividend yield
Non employee Common Stock Warrants Service And Performance Conditions [Member] | Minimum [Member]
Volatility		121.00%	102.00%
Risk-free interest rate		0.70%	0.90%
Expected life (years)			3 years
Non employee Common Stock Warrants Service And Performance Conditions [Member] | Maximum [Member]
Volatility		148.00%	184.00%
Risk-free interest rate		1.50%	1.40%
Expected life (years)			5 years